Share Based Compensation (Options Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Options [Line Items]
Share based options, compensation cost accrued	$ 5,986,000	$ 6,830,000
Share Based Options [Member]
Share-based Compensation Arrangement, Options [Line Items]
Share based option, expense (recovery)	706,000	11,528,000
Share based options, unrecognized compensation cost	4,034,000	4,470,000
Share based options, compensation cost accrued	$ 5,986,000	$ 6,830,000
Share based options, weighted average remaining contractual life	7 years 4 months 24 days	7 years 1 month 6 days